As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2011
COUNTRY Growth Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 96.43%
Consumer Discretionary - 12.02%
Abercrombie & Fitch Co. - Class A	45,700	$ 2,682,590
Ann Taylor Stores Corp. (a)	40,500	1,178,955
Comcast Corporation - Class A	137,000	3,386,640
Gentex Corporation	91,500	2,767,875
The Home Depot, Inc.	76,100	2,820,266
International Game Technology	155,700	2,527,011
Jones Group, Inc.	176,200	2,422,750
Kohl's Corporation	42,200	2,238,288
Newell Rubbermaid, Inc.	119,900	2,293,687
News Corporation - Class A	215,800	3,789,448
Target Corporation (a)	36,800	1,840,368
		27,947,878
Consumer Staples - 14.66%
Archer-Daniels-Midland Company	94,000	3,384,940
Church & Dwight Co., Inc.	31,400	2,491,276
CVS Caremark Corporation	191,100	6,558,552
Energizer Holdings, Inc. (a)	25,000	1,779,000
The Kroger Co.	71,000	1,701,870
McCormick & Company, Inc.	46,900	2,243,227
Philip Morris International, Inc.	60,000	3,937,800
The Procter & Gamble Company	51,200	3,153,920
Ralcorp Holdings, Inc. (a)	67,056	4,588,642
Wal-Mart Stores, Inc.	81,500	4,242,075
		34,081,302
Energy - 14.57%
Apache Corporation	31,900	4,176,348
Chesapeake Energy Corp.	121,200	4,062,624
ChevronTexaco Corp.	35,000	3,760,050
ConocoPhillips	39,000	3,114,540
Exxon Mobil Corporation	104,100	8,757,933
Frontier Oil Corp.	49,745	1,458,523
Halliburton Company	83,100	4,141,704
Schlumberger Limited (b)	47,300	4,411,198
		33,882,920
Financials - 10.64%
ACE Limited (b)	57,000	3,687,900
Aflac Incorporated	87,200	4,602,416
American Express Company	60,000	2,712,000
The Bank of New York Mellon Corporation	74,800	2,234,276
BlackRock, Inc.	12,300	2,472,423
JPMorgan Chase & Co.	91,000	4,195,100
State Street Corp.	64,100	2,880,654
Wells Fargo & Company	61,300	1,943,210
		24,727,979

Health Care - 13.82%
Abbott Laboratories	60,100	2,947,905
Amgen Inc. (a)	49,100	2,624,395
Baxter International Inc.	46,000	2,473,420
Covance, Inc. (a)	18,900	1,034,208
Eli Lilly and Company	59,600	2,096,132
Gilead Sciences, Inc. (a)	56,200	2,385,128
Johnson & Johnson	50,000	2,962,500
Medtronic, Inc.	55,000	2,164,250
Merck & Co Inc	49,200	1,624,092
Novartis AG - ADR	57,500	3,125,125
Pfizer Inc.	55,800	1,133,298
Roche Holding AG - ADR	57,800	2,077,910
St. Jude Medical, Inc.	53,100	2,721,906
WellPoint, Inc.	39,600	2,763,684
		32,133,953
Industrials - 9.46%
3M Co.	49,900	4,665,650
Bucyrus International, Inc.	8,900	813,905
Emerson Electric Co.	38,900	2,272,927
General Dynamics Corp.	54,800	4,195,488
General Electric Company	251,600	5,044,580
Ingersoll-Rand PLC (b)	103,700	5,009,747
		22,002,297
Information Technology - 13.05%
Cisco Systems, Inc.	214,300	3,675,245
Dell, Inc. (a)	277,600	4,027,976
Google, Inc. (a)	3,860	2,262,771
Hewlett Packard Co.	50,400	2,064,888
Intel Corporation	143,500	2,894,395
International Business Machines Corporation	29,000	4,729,030
Microsoft Corporation	151,200	3,834,432
QUALCOMM Inc.	43,300	2,374,139
Research In Motion Ltd. (a) (b)	20,900	1,182,313
Western Union Company	158,000	3,281,660
		30,326,849
Materials - 2.30%
BHP Billiton Limited - ADR	14,600	1,399,848
Monsanto Company	34,900	2,521,874
Newmont Mining Corporation	26,200	1,429,996
		5,351,718
Telecommunication Services - 2.95%
American Tower Corporation - Class A (a)	53,500	2,772,370
AT&T, Inc.	133,200	4,075,920
		6,848,290
Utilities - 2.96%
American Water Works Co., Inc.	91,500	2,566,575
NextEra Energy, Inc.	40,400	2,226,848
Westar Energy, Inc.	78,800	2,081,896
		6,875,319
TOTAL COMMON STOCKS (Cost $167,701,220)		224,178,505

	Principal Amount
MORTGAGE BACKED SECURITIES - 0.10%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$ 21,989	21,319
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	129,936	145,407
Government National Mortgage Association
9.000%, 07/15/2016	1,154	1,173
6.500%, 07/15/2029	7,837	8,875
Mortgage IT Trust
1.506%, 02/25/2035 (c)	35,682	32,725
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $25,386) (d)	24,836	25,123
TOTAL MORTGAGE BACKED SECURITIES (Cost $221,214)		234,622

	Shares
SHORT-TERM INVESTMENTS - 3.40%
Money Market Funds - 3.40%
Federated Prime Obligations Fund, 0.16% (e)	5,000,000	5,000,000
Fidelity Institutional Money Market, 0.25% (e)	2,907,453	2,907,453
		7,907,453
TOTAL SHORT-TERM INVESTMENTS (Cost $7,907,453)		7,907,453
TOTAL INVESTMENTS (Cost $175,829,887) - 99.93% (f) (g)		232,320,580
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		165,695
TOTAL NET ASSETS - 100.00%		$ 232,486,275

Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at March 31, 2011.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2011 these securities represented 0.01% of total net assets.
(e)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(f)	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$175,829,887
Gross unrealized appreciation	62,070,187
Gross unrealized depreciation	(5,579,494)
Net unrealized appreciation	$56,490,693

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Summary of Fair Value Exposure at March 31, 2011
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

		Level 1	Level 2	Level 3	Total

	Common Stocks
	Consumer Discretionary	$27,947,878	$-	$-	$27,947,878
	Consumer Staples	34,081,302	-	-	34,081,302
	Energy	33,882,920	-	-	33,882,920
	Financials	24,727,979	-	-	24,727,979
	Health Care	32,133,953	-	-	32,133,953
	Industrials	22,002,297	-	-	22,002,297
	Information Technology	30,326,849	-	-	30,326,849
	Materials	5,351,718	-	-	5,351,718
	Telecommunication Services	6,848,290	-	-	6,848,290
	Utilities	6,875,319	-	-	6,875,319
	Total Common Stocks	224,178,505	-	-	224,178,505

	Mortgage Backed Securities	-	234,622	-	234,622

	Short Term Investments	7,907,453	-	-	7,907,453

	Total Investments in Securities	$232,085,958	$234,622	$-	$232,320,580

	The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
	GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2011
COUNTRY Bond Fund (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 2.82%
AEP Texas Central Transportation
5.170%, 01/01/2018	$1,000,000	$1,107,182
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	281,826	286,934
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	120,915	121,178
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	212,738
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	266,662	223,036
4.931%, 05/25/2032 (a)	134,383	112,719
5.363%, 05/25/2036	242,740	196,508
FedEx Corp.
6.720%, 01/15/2022	251,648	288,137
GE Equipment Small Ticket LLC
1.450%, 01/21/2018 (Acquired 02/01/2011, Cost $999,850) (b)	1,000,000	998,447
Green Tree Financial Corporation
6.870%, 01/15/2029	34,668	36,934
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	294,689	302,306
John Deere Owner Trust
4.890%, 03/16/2015	293,458	295,830
National Collegiate Student Loan Trust
0.343%, 06/26/2028 (a)	250,000	204,204
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	420,681
Residential Asset Securities Corporation
4.767%, 10/25/2032 (a)	276,157	245,713
5.600%, 06/25/2034 (a)	1,000,000	980,937
TOTAL ASSET BACKED SECURITIES
(Cost $5,977,315)		6,033,484

CORPORATE BONDS - 22.44%
Abbott Laboratories
5.600%, 05/15/2011	400,000	400,195
Alabama Power Co.
5.500%, 10/15/2017	250,000	279,245
Alcoa, Inc.
5.550%, 02/01/2017	400,000	422,983
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007 through 08/29/2007, Cost $647,464) (b)	650,000	668,152
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (b) (c)	500,000	557,890
American International Group, Inc.
5.850%, 01/16/2018	100,000	104,164
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	543,693
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008, Cost $249,765) (b) (c)	250,000	272,750
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	444,649
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,217) (b)	250,000	261,250
AT&T, Inc.
5.625%, 06/15/2016	500,000	559,329
5.500%, 02/01/2018	500,000	545,798
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	281,514
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	689,774
Bank of America Corporation
6.975%, 03/07/2037	250,000	264,612
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	530,090
Barrick International
5.750%, 10/15/2016 (b)	225,000	252,529
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	500,000	522,569
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (b)	500,000	528,335
Burlington Northern Santa Fe Railway Co.
5.750%, 03/15/2018	500,000	557,153
5.720%, 01/15/2024	334,594	364,570
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	274,400
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (c)	300,000	323,362

Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	301,865
Caterpillar Inc.
5.700%, 08/15/2016	500,000	569,373
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,038,786
5.500%, 08/27/2012	250,000	263,404
Clorox Company
5.950%, 10/15/2017	200,000	222,724
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	463,802
Comcast Corporation
6.500%, 01/15/2017	750,000	854,066
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	448,940
ConocoPhillips Co.
6.650%, 07/15/2018	600,000	703,453
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	427,038
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	672,386
Devon Energy Corp.
6.300%, 01/15/2019	400,000	468,787
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	548,923
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	445,054
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	278,576
Eaton Corp.
8.875%, 06/15/2019	300,000	381,986
Ecolab, Inc.
4.875%, 02/15/2015	450,000	490,454
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	329,158
Florida Power Corporation
4.800%, 03/01/2013	300,000	318,205
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	307,068
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	540,560
5.000%, 06/27/2018 (a)	356,000	357,404
General Electric Company
5.000%, 02/01/2013	300,000	319,622
General Mills, Inc.
5.700%, 02/15/2017	225,000	252,489
Georgia Power Company
5.700%, 06/01/2017	500,000	560,973
GlaxoSmithKline Cap, Inc.
4.850%, 05/15/2013	500,000	538,036
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	437,970
Halliburton Company
6.750%, 02/01/2027	100,000	114,011
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (b) (d)	200,000	208,705
Home Depot, Inc.
5.250%, 12/16/2013	500,000	545,665
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	424,346
Ingersoll-Rand PLC
6.015%, 02/15/2028 (c)	500,000	532,838
International Business Machines Corporation
7.625%, 10/15/2018	250,000	312,879
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	213,354
JPMorgan Chase & Co.
5.375%, 10/01/2012	750,000	796,488
7.900%, 04/30/2018 (a)	200,000	218,822
Kellogg Co.
5.125%, 12/03/2012	500,000	533,403
KeyCorp Notes
6.500%, 05/14/2013	200,000	217,988
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	579,731
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	394,855
6.125%, 02/01/2018	300,000	335,358
Merck & Co., Inc.
5.760%, 05/03/2037	200,000	225,276
Merrill Lynch Co. Inc.
6.050%, 08/15/2012	300,000	318,815
5.450%, 02/05/2013	500,000	530,028
Morgan Stanley
5.750%, 08/31/2012	200,000	212,150
5.450%, 01/09/2017	300,000	316,261

New Valley Generation IV
4.687%, 01/15/2022	260,446	282,300
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (b)	1,000,000	1,064,917
New York University
5.236%, 07/01/2032	500,000	493,895
Nokia Corp.
5.375%, 05/15/2019 (c)	250,000	255,339
Northern States Power Co.
8.000%, 08/28/2012	500,000	547,292
Overseas Private Investment Company
3.420%, 01/15/2015	141,750	147,315
Pepperdine University
5.450%, 08/01/2019	250,000	269,738
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	550,061
Pfizer, Inc.
5.350%, 03/15/2015	350,000	390,608
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	254,381
Private Export Funding Corp.
5.685%, 05/15/2012	250,000	264,705
Regions Bank
7.500%, 05/15/2018	200,000	211,411
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	493,327
Rowan Cos, Inc.
5.880%, 03/15/2012	141,000	143,940
Shell International Finance
5.625%, 06/27/2011 (c)	500,000	506,121
Simon Property Group LP
5.750%, 12/01/2015	300,000	333,655
SLM Corp.
8.450%, 06/15/2018	200,000	224,000
Southern California Edison Co.
5.750%, 03/15/2014	400,000	444,366
Stanford University
4.750%, 05/01/2019	400,000	430,224
State Street Corporation
5.375%, 04/30/2017	400,000	434,885
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	436,794
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	564,614
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	220,175
Target Corporation
5.875%, 07/15/2016	750,000	861,599
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	213,169
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	249,347
Time Warner, Inc.
6.875%, 05/01/2012	500,000	530,773
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	318,470
7.500%, 04/15/2031 (c)	160,000	179,552
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $262,022 $129,505) (b)	130,115	138,085
Union Pacific Railroad Company
6.630%, 01/27/2022	319,527	360,116
5.866%, 07/02/2030	450,491	518,195
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	849,939
United Technologies Corp.
5.375%, 12/15/2017	600,000	674,750
University of Chicago
4.760%, 10/01/2023	1,000,000	1,006,560
University of Notre Dame
4.141%, 09/01/2013	250,000	266,697
Verizon Communications, Inc.
5.500%, 02/15/2018	400,000	436,071
Vessel Management Services, Inc.
4.960%, 11/15/2027	272,000	285,592
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (b)	500,000	496,980
Wachovia Corp.
5.750%, 06/15/2017	500,000	553,927
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	400,000	439,153
Walt Disney Company
4.700%, 12/01/2012	500,000	531,171
Well Fargo Capital X
5.950%, 12/01/2036	200,000	196,930
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	546,109

William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	236,181
TOTAL CORPORATE BONDS
(Cost $43,557,592)		48,074,510

MORTGAGE BACKED SECURITIES - 16.32%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (b)	500,000	536,209
Americold, LLC Trust
4.954%, 01/14/2021 (Acquired 12/09/2010, Cost $399,999) (b)	400,000	406,724
Bank of America Commercial Mortgage Securities, Inc.
5.066%, 11/10/2042 (a)	500,000	514,773
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	244,474	217,276
Chase Funding Mortgage Loan
4.515%, 02/25/2014	103,613	103,984
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	153,923	149,231
6.000%, 11/25/2036	400,000	380,733
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	396,472	358,814
5.500%, 05/25/2036	500,000	375,330
Credit Suisse First Boston Mortgage Securities Corporation
4.980%, 02/25/2032 (c)	700,000	694,263
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	7,800	7,928
4.500%, 05/01/2013	83,644	85,632
5.125%, 12/15/2013	51,848	52,693
5.500%, 10/01/2014	19,362	20,426
5.000%, 03/01/2015	89,161	93,227
6.500%, 03/01/2015	49,222	53,575
5.000%, 12/15/2017	750,000	801,383
5.000%, 11/15/2018	600,000	640,264
5.750%, 12/15/2018	92,257	95,492
5.000%, 10/01/2020	160,258	171,312
5.500%, 03/01/2022	908,349	985,791
5.000%, 03/01/2023	182,248	193,566
4.500%, 04/01/2023	270,006	284,288
4.500%, 11/15/2023	1,000,000	1,054,612
5.500%, 10/15/2025	500,000	547,143
7.150%, 09/25/2028	259,872	290,813
6.500%, 10/01/2029	119,265	134,786
5.000%, 10/15/2031	133,317	137,567
5.285%, 02/01/2037 (a)	323,112	340,498
6.000%, 05/01/2037	795,918	867,909
6.000%, 08/01/2037	795,438	865,645
6.000%, 01/01/2038	769,824	837,771
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	321,847
5.000%, 03/01/2013	25,605	27,008
4.500%, 04/01/2013	30,224	31,807
5.000%, 04/01/2013	22,698	23,968
5.000%, 05/01/2013	43,590	46,267
5.500%, 06/01/2013	21,710	22,381
4.700%, 06/25/2013	53,681	54,540
3.500%, 09/01/2013	110,244	112,222
4.500%, 09/01/2013	46,467	47,735
5.500%, 10/01/2013	63,615	66,038
5.000%, 02/01/2014	182,380	194,248
4.000%, 05/01/2015	276,820	285,734
6.000%, 06/25/2016	62,326	63,700
4.500%, 06/25/2018	1,250,000	1,330,952
4.500%, 01/01/2019	363,054	384,430
6.500%, 05/01/2019	43,703	48,196
4.105%, 01/01/2020 (a)	119,873	125,529
4.500%, 04/01/2020	307,603	324,753
5.500%, 04/25/2023	500,000	542,834
5.000%, 05/01/2023	1,265,912	1,345,913
4.500%, 11/01/2024	439,227	461,244
4.500%, 08/01/2025	917,483	964,048
5.500%, 09/01/2025	238,389	259,309
5.500%, 02/01/2033	68,866	74,199
5.500%, 07/01/2033	397,215	427,729
5.290%, 11/25/2033	727,147	784,864
4.026%, 05/01/2034 (a)	90,566	91,408
5.500%, 07/01/2035	682,016	733,982
5.500%, 12/01/2035	194,007	208,486
6.500%, 02/25/2044	177,240	200,448
6.500%, 05/25/2044	247,041	279,967
General Electric Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	14,679	14,664
4.706%, 05/10/2043	92,831	92,776
Government National Mortgage Association
4.500%, 05/20/2014	1,921	1,920
6.500%, 04/15/2026	58,163	65,942
8.000%, 07/15/2026	28,322	33,236

4.130%, 02/16/2027	60,828	60,916
3.727%, 03/16/2027	564,492	576,573
6.500%, 07/15/2029	44,438	50,326
7.500%, 11/15/2029	33,410	38,878
6.000%, 06/15/2031	301,896	334,036
6.000%, 02/15/2032	51,769	57,281
5.000%, 01/15/2033	727,403	776,616
3.998%, 10/16/2033	308,194	309,873
4.920%, 05/16/2034	600,000	628,754
6.000%, 10/15/2036	297,665	328,215
5.500%, 01/15/2038	1,003,055	1,087,792
6.000%, 01/15/2038	810,113	892,306
4.258%, 09/16/2050	400,000	400,823
JPMorgan Chase Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	312,796
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	1,000,000	1,059,752
5.351%, 02/15/2040	700,000	738,533
Master Adjustable Rate Mortgages Trust
2.796%, 04/21/2034 (a)	145,273	141,537
Master Alternative Loans Trust
5.000%, 06/25/2015	72,210	71,600
Mortgage IT Trust
1.494%, 02/25/2035 (a)	321,136	294,527
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $70,316) (b)	68,415	69,156
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $241,164) (b)	235,938	238,663
OBP Depositor Trust
4.646%, 07/15/2020 (Acquired 06/25/2010, Cost $499,997) (b)	500,000	507,704
Residential Asset Securitization Trust
4.750%, 02/25/2019	151,042	156,841
Small Business Administration Participation Certificates
3.530%, 05/01/2013	65,800	66,879
5.080%, 11/01/2022	251,614	267,608
4.640%, 05/01/2023	341,619	359,283
5.570%, 03/01/2026	239,003	256,290
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	77,363
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	215,563
Wachovia Bank Commercial Mortgage Trust
5.484%, 07/15/2041 (a)	250,000	268,369
4.368%, 08/15/2041	472,338	473,467
5.509%, 04/15/2047	500,000	517,232
WaMu Mortgage Pass Through Certificates
2.523%, 01/25/2033 (a)	41,916	40,395
2.724%, 10/25/2035	109,743	104,027
Wells Fargo Mortgage Backed Securities Trust
4.423%, 10/25/2033 (a)	264,626	270,856
4.776%, 07/25/2036 (a)	627,403	514,752
TOTAL MORTGAGE BACKED SECURITIES
(Cost $33,375,448)		34,959,564

MUNICIPAL BONDS - 24.73%
Arizona State University Build America Revenue Bond
5.528%, 07/01/2023	250,000	255,065
Arlington County, VA Industrial Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	487,080
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	486,805
Barrington, IL Build America Unlimited General Obligation
5.370%, 12/15/2024	800,000	810,000
Bay Area Toll Authority Build America Revenue Bond
6.263%, 04/01/2049	500,000	502,520
Central Puget Sound, WA Regional Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	498,095
Central Utah Water Conservancy District Build America Revenue Bond
4.550%, 10/01/2022	700,000	684,068
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	500,000	496,720
Chicago, IL Metropolitan Water Reclamation District Build America General Obligation
5.720%, 12/01/2038	1,000,000	992,010
Chicago, IL Build America Unlimited General Obligation
7.517%, 01/01/2040	250,000	261,402
Colorado Springs, CO Utilities Build America Revenue Bond
4.949%, 11/15/2024	500,000	497,965
Columbus, Ohio Build America Bonds Unlimited General Obligations
4.360%, 06/01/2022	750,000	727,365
Columbus, IN Multi-High School Building Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	524,995
Commonwealth of Pennsylvania Build America Unlimited General Obligation
4.550%, 02/15/2021	500,000	508,380
Cook County, IL Build America Unlimited General Obligation
6.229%, 11/15/2034	500,000	479,060
Cook County, IL Glencoe School District Unlimited General Obligation
5.875%, 12/01/2027	500,000	520,080

Corpus Christi, TX Independent School District Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	523,530
Dallas County, TX Hospital District Build America General Obligation
5.348%, 08/15/2022	650,000	680,212
Dallas, TX Independent School Distric Build America Unlimited General Obligation
5.200%, 02/15/2023	500,000	515,950
District of Columbia Bond Build America Unlimited General Obligation
5.670%, 06/01/2022	250,000	264,400
District of Columbia Income Tax Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,028,820
Florida State Department of Transportation Build America Revenue Bond
6.140%, 07/01/2025	300,000	302,280
Gainesville, FL Utilities Build America Revenue Bond
4.497%, 10/01/2017	500,000	513,235
Grant County, WA Public Utility District Build America Revenue Bond
5.111%, 01/01/2023	500,000	514,255
Greenville County, SC School District General Obligation Bonds
4.870%, 06/01/2026	1,000,000	932,170
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	514,755
Honolulu, HI City & County Wastewater Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	251,968
Houston, TX Build America Unlimited General Obligation
6.088%, 03/01/2029	500,000	519,940
Indiana Public Schools Multi-School Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,006,700
Indiana University Build America Certificate Participation
5.050%, 12/01/2022	500,000	509,655
Indianapolis, IN Local Public Improvement Build America Revenue Bond
5.854%, 01/15/2030	700,000	703,801
Kane Cook & Du Page Counties, IL General Obligation Bonds
4.150%, 12/15/2019	500,000	475,015
Kentucky State Property & Buildings Commission Revenue Bond
5.100%, 10/01/2015	500,000	536,920

King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	460,075
Los Angeles, CA Unified School District Build America Unlimited General Obligation
5.755%, 07/01/2029	500,000	485,395
Manatee County, FL Public Utilities Build America Revenue Bond
7.178%, 10/01/2030	500,000	542,940
Missouri State Highways & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	508,250
Municipal Electric Authority of Georgia Build America Revenue Bond
6.655%, 04/01/2057	350,000	329,396
Naperville, IL Build America Unlimited General Obligation
4.900%, 12/01/2025	500,000	504,890
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	494,230
New York City Housing Development Corp. Revenue Bond
6.420%, 11/01/2039	500,000	490,980
New York State Urban Development Corp. Revenue Bond
6.500%, 12/15/2018	300,000	330,300
New York, NY Build America Bond Unlimited General Obligation
6.646%, 12/01/2031	250,000	259,093
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	500,000	465,790
Northern California Transmission Agency Revenue Bond
5.880%, 05/01/2016	500,000	543,000
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026 (b)	1,000,000	1,004,270
Oregon State Department of Administrative Services Revenue Bond
3.500%, 04/01/2016	600,000	611,874
Oregon State Department of Transportation and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	606,144
Pasadena, CA Public Financing Authority Lease Build America Revenue Bond
7.148%, 03/01/2043	300,000	302,466
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	500,000	487,785
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	502,695
Raleigh, NC Build America Revenue Bonds
4.508%, 06/01/2023	500,000	469,920
San Diego County, CA Water Authority Build America Revenue Bond
6.138%, 05/01/2049	695,000	691,914
Sarasota, Fla Water & Sewer System Revenue Bonds
4.770%, 10/01/2025	250,000	230,632
Sedgwick County, KS Unified School District Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	477,625
South Carolina State Public Service Authority Revenue Bonds
6.224%, 01/01/2029	300,000	306,555
Springfield, MO School District Build America Unlimited General Obligations
5.660%, 03/01/2030	500,000	492,730
State of California Build America Unlimited General Obligation
7.500%, 04/01/2034	500,000	539,805
State of Connecticut Build America Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,019,890
State of Connecticut Series D Build America Unlimited General Obligation
5.090%, 10/01/2030	250,000	241,018
State of Delaware Build America Unlimited General Obligation
4.700%, 10/01/2021	800,000	822,584
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	998,260

State of Kansas Development Financing Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	478,575
State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	974,520
State of Maryland Series B Build America Revenue Bonds
5.164%, 07/01/2025	300,000	298,302
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	676,045
State of Massachusetts Build America General Obligation
4.500%, 08/01/2031	250,000	225,275
State of Massachusetts Build America Unlimited General Obligation
4.200%, 12/01/2021	600,000	595,386
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	495,830
State of Ohio Build America Unlimited General Obligation
4.821%, 03/01/2022	1,000,000	1,016,190
State of Pennsylvania Public School Building Authority Revenue Bonds
5.000%, 09/15/2027	500,000	464,450
State of Rhode Island Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,012,390
State of Tennessee Unlimted General Obligation
4.521%, 05/01/2021	400,000	404,608
State of Texas Build America Unlimited General Obligation
5.517%, 04/01/2039	1,000,000	1,018,250
State of Utah Build America Unlimited General Obligation
4.554%, 07/01/2024	500,000	509,150
State of Washington Biomedical Research Build America Revenue Bond
6.416%, 07/01/2030	250,000	246,165
State of Washington Build America Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	975,440
4.736%, 08/01/2024	800,000	791,072
State of Wisconsin Build America Unlimited General Obligation
5.200%, 05/01/2026	500,000	498,940
Tacoma, WA Electric System Build America Revenue Bonds
5.966%, 01/01/2035	350,000	347,655
Texas State Highway Transit Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	345,215
University Massachusetts Building Authority Revenue Bond
5.823%, 05/01/2029	500,000	514,920
University of California Build America Revenue Bond
5.770%, 05/15/2043	500,000	482,975
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	850,000	873,536
6.172%, 04/01/2030	400,000	407,368
University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	500,000	469,965
University of Texas Build America Revenue Bond
6.276%, 08/15/2041	500,000	514,565
University Wyoming Build America Revenue Bond
5.800%, 06/01/2030	400,000	388,664
UNM Sandoval Regional Medical Center, Inc. Build America Revenue Bond
4.500%, 07/20/2036	300,000	272,574
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	696,339
Utah Transit Authority Build America Revenue Bond
5.937%, 06/15/2039	250,000	261,853
Vega, TX Independent School District Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	479,720

Virginia College Building Authority Build America Revenue Bond
5.400%, 02/01/2026	250,000	253,840
Virginia State Revenue Authority Infrastructure Build America Revenue Bond
4.380%, 11/01/2023	500,000	456,450
Washington County, OR Clean Water Build America Revenue Bond
4.628%, 10/01/2020	600,000	622,806
Washington, MD Suburban Sanitation District Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	402,932
West Virginia Higher Education Community Build America Revenue Bond
7.450%, 04/01/2030	250,000	271,340
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	497,255
TOTAL MUNICIPAL BONDS
(Cost $52,980,326)		52,986,282

U.S. GOVERNMENT AGENCY ISSUES - 0.23%
Federal Home Loan Bank
4.840%, 01/25/2012	280,060	289,040
4.720%, 09/20/2012	201,254	210,028
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $481,125)		499,068

U.S. TREASURY OBLIGATIONS - 20.57%
U.S. Treasury Inflation Index Bonds - 0.81%
1.750%, 01/15/2028	1,708,200	1,741,030
U.S. Treasury Inflation Index Notes - 1.61%
3.000%, 07/15/2012	1,469,784	1,574,277
1.875%, 07/15/2013	359,715	389,082
2.000%, 01/15/2014	417,148	454,561
3.000%, 02/28/2017	1,000,000	1,023,125
U.S. Treasury Notes - 18.15%
1.000%, 09/30/2011	8,000,000	8,032,184
1.000%, 12/31/2011	4,000,000	4,022,188
1.000%, 03/31/2012	1,000,000	1,006,680
1.000%, 04/30/2012	4,000,000	4,027,640
0.625%, 06/30/2012	5,000,000	5,012,900
0.375%, 08/31/2012	1,000,000	998,320
1.375%, 05/15/2013	1,000,000	1,010,940
1.125%, 06/15/2013	3,000,000	3,014,760
1.000%, 07/15/2013	1,000,000	1,001,560
0.750%, 08/15/2013	1,000,000	994,922
0.750%, 12/15/2013	1,000,000	989,922
2.500%, 03/31/2015	1,000,000	1,028,520
2.125%, 05/31/2015	1,000,000	1,010,940
1.250%, 08/31/2015	2,000,000	1,938,438
1.250%, 10/31/2015	1,000,000	964,922
1.375%, 11/30/2015	2,000,000	1,936,718
2.250%, 11/30/2017	1,000,000	965,938
2.625%, 11/15/2020	1,000,000	933,125
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $43,836,302)		44,072,692

SHORT-TERM INVESTMENTS - 11.26%
Commercial Paper - 5.37%
American Express Company	3,500,000	3,499,944
0.19%, 04/04/2011
General Electric Capital	2,500,000	2,499,650
0.21%, 4/25/2011
General Electric Company	3,500,000	3,499,796
0.21%, 4/11/2011
Prudential Funding Corp.	2,000,000	1,999,680
0.24%, 4/25/11
		11,499,070

Money Market Funds - 5.89%	Shares
Federated Prime Obligations Fund, 0.16% (e)	9,500,000	9,500,000
Fidelity Institutional Money Market, 0.25% (e)	4,938,695	3,107,300
		12,607,300
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,106,370)		24,106,370

TOTAL INVESTMENTS - 98.37%
(Cost $204,314,478)		210,731,970
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.63%		3,489,498
TOTAL NET ASSETS - 100.00%		$214,221,468

(a)	The coupon rate shown on the variable rate securities represents the rates at March 31, 2011.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of March 31, 2011  these securities represented 3.83% of total net assets.

(c)	Foreign Issuer
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2011

The Global Industry Classificaiton Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P has been licensied for use by U.S. Bancorp Funds Services, LLC.

(f)	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Cost of investments	$204,314,478

	Gross unrealized appreciation	$7,860,341
	Gross unrealized depreciation	(1,442,850)
	Net unrealized appreciation	$6,417,492

	*There is no difference between cost of investments for financial reporting and cost of investments for
	federal incom tax.

(g)	Summary of Fair Value Exposure at March 31, 2011
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

		Level 1	Level 2	Level 3	Total

	Fixed Income
	Asset Backed Securities	$-	$6,033,484.00	$-	$6,033,484
	Corporate Bonds	-	48,074,510	-	48,074,510
	Mortgage Backed Securities	-	34,959,564	-	34,959,564
	Municipal Bonds	-	52,986,282	-	52,986,282
	U.S. Government Agency Issues	-	499,068	-	499,068
	U.S. Treasury Obligations	-	44,072,692	-	44,072,692
	Total Fixed Income	-	186,625,600	-	186,625,600

	Short Term Investments	12,607,300	11,499,070	-	24,106,370

	Total Investments in Securities	$12,607,300	$198,124,670	$-	$210,731,970

	The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)      /s/ Philip T. Nelson
Philip T. Nelson, President

Date        5/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
 Philip T. Nelson, President

Date       5/27/11

By (Signature and Title)*    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date       5/27/11

* Print the name and title of each signing officer under his or her signature.